INCOME PER SHARE (Schedule of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Income attributable to ordinary shareholders - basic and diluted	$ 127.5	$ 43.8	$ 3.0
Denominator:
Weighted-average number of shares outstanding - basic	4,158,984,882	4,120,369,328	3,701,145,330
Effects of dilution of stock options and RSUs granted in connection with the stock option plan	312,659	320,340
Weighted-average number of shares outstanding - diluted	4,159,297,541	4,120,689,668	3,701,145,330
Basic net income per share	$ 0.03	$ 0.01	$ 0
Diluted net income per share	$ 0.03	$ 0.01	$ 0